Income and expenses - Income taxes - Relationship tax Expense and accounting profit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Relationship tax expense and accounting profit [line items]
Profit (loss) before tax	€ (8,221)	€ 4,239	€ 3,452
Income tax at statutory rate of 25% (2019-2018: 29.59%)	2,045	(1,254)	(1,021)
Effect of different local tax rate	529	63	166
Tax adjustments to the previous period	(231)	(367)	80
Non-deductible expenses	(584)	(554)	(1,141)
Research and development tax credits and patent income deduction	375	179	337
Non recognition of deferred tax asset	(723)	(1,579)	(546)
Recognition of deferred tax assets on previous years tax losses	0	119	653
Non-taxable income	503	925	606
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	135	0	0
Taxes on other basis	(993)	0	280
Other	(107)	(127)	161
Income tax expenses as reported in the consolidated income statement	€ 949	€ (2,595)	€ (425)

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.